Description of the Business and Summary of Significant Accounting Policies (Policies)	Jun. 22, 2023
Accounting Policies [Abstract]
Accrued Liabilities
Accrued Liabilities
Accrued liabilities primarily consist of research initiation fees, reimbursable expenses under the Paragon Agreement for historical costs incurred by Paragon, professional and consulting fees, and the fair of assumed Parapyre Option Obligation.